Fair Value Measurements and Financial Instruments	6 Months Ended
Jun. 30, 2023
Fair Value Disclosures [Abstract]
Fair Value Measurements and Financial Instruments	Fair Value Measurements and Financial Instruments
The following tables provide the fair value measurement hierarchy of the Company’s assets and liabilities:

As of June 30, 2023	Fair value measurement using
Financial instruments	Quoted prices in active markets (Level 1)	Significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)
$8.63 Warrants liability	$1,156	$—	$—
PIPE Warrant liability	—	—	109
Liberty Warrants and Liberty Advisory Fee Warrant liability	—	—	2,339
Total Warrant Liabilities	$1,156	$—	$2,448
Sponsor Earnout Liability	$—	$—	$504

As of December 31, 2022	Fair value measurement using
Financial instruments	Quoted prices in active markets (Level 1)	Significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)
$8.63 Warrants liability	$1,833	$—	$—
PIPE Warrant liability	—	—	311
Liberty Warrants and Liberty Advisory Fee Warrant liability	—	—	6,191
Total Warrant Liabilities	$1,833	$—	$6,502
Sponsor Earnout Liability	$—	$—	$1,353
The following methods and assumptions were used to estimate the fair values:
•The carrying values of cash and cash equivalents, restricted cash, accounts receivable, prepaid expenses and other current assets, accounts payable, and accrued expenses and other liabilities are considered to approximate their fair values due to the short term nature of these items.
•The fair values of the PIPE Warrant, the Liberty Warrants and Liberty Advisory Fee Warrant have been estimated using the Black-Scholes model. Significant unobservable inputs include:
◦Time to expiry - 3.6 years
◦Volatility - 57%
◦Risk free rate of return: 4.4%
•The fair values of the Sponsor Earnout has been estimated using the Monte Carlo model. Significant unobservable inputs include:
◦Time to expiry - 3.6 years
◦Volatility - 57%
◦Risk free rate of return: 4.4%
•The fair values of the $8.63 Warrants were determined using quoted prices in the active warrant market. Significant unobservable inputs include:
◦Time to expiry - 3.6 years
◦Volatility - 52%
◦Risk free rate of return: 4.4%
•The carrying value of operating lease liabilities is calculated as the present value of lease payments, discounted at its incremental borrowing rate at the lease commencement date. We consider that the incremental borrowing rate remained unchanged, therefore the carrying amount of operating lease liabilities approximates their fair value.
•Changes in the fair value of Level 3 liabilities during the six months ended June 30, 2023 and 2022 were as follows:

	Liberty Warrants and Liberty Advisory Fee Warrant	PIPE Warrant	Columbia Warrant	Sponsor Earnout	Forfeiture Earnout	Cantor Loan
At January 1, 2022	$—	$—	$143,237	$—	$—	$7,522
Issues	30,853	1,312	—	8,022	6,135	—
Remeasurement (gain)/loss (1)	(15,476)	(360)	(18,635)	(4,911)	(5,130)	489
Write-off of deferred costs	—	—	203	—	—	—
Settlements (2)	—	—	(124,805)	—	(1,005)	(8,011)
At June 30, 2022	$15,377	$952	$—	$3,111	$—	$—

At January 1, 2023	$6,191	$311	$—	$1,353	$—	$—
Remeasurement (gain)/loss (1)	(3,852)	(202)	—	(849)	—	—
At June 30, 2023	$2,339	$109	$—	$504	$—	$—
(1)Recognized in the Condensed Consolidated Statements of Operations and Comprehensive Loss for the six months ended June 30, 2023 and 2022, respectively.
(2)These liabilities were settled in connection with the Merger. See Note 4 (Recapitalization Transaction).

There were no transfers between Level 1 and Level 2 during the six months ended June 30, 2023 or 2022.